UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0000885550
Credit Acceptance Auto Loan Trust 2026-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Joseph Billante III, Chief Financial Officer, (248) 353-2700 (ext. 5156)
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Certified Public Accountants, dated July 31, 2026, of Grant Thornton LLP, which report sets forth the findings and conclusions, as applicable, of Grant Thornton LLP with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

EXHIBIT INDEX

Exhibit No.	Description
99.1	Report of Independent Certified Public Accountants, dated July 31, 2026, of Grant Thornton LLP.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT ACCEPTANCE CORPORATION
(Depositor)

By:	/s/ Joseph Billante III
Name:	Joseph Billante III
Title:	Chief Financial Officer

Date: July 31, 2026